Offerings - Offering: 1	Oct. 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	1,597,222
Proposed Maximum Offering Price per Unit	18.00
Maximum Aggregate Offering Price	$ 28,749,996.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 2,501.25
Offering Note	Represents only the additional number of shares being registered and includes 208,333 shares of common stock that the underwriters have the option to purchase. Does not include the securities that the Registrant previously registered on the Registration Statement on Form S-1 (File No. 333-299117), as amended. Estimated solely for the purpose of computing the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). The Registrant previously registered securities at an aggregate offering price not to exceed $212,430,543.00, which was declared effective by the Securities and Exchange Commission on October 15, 2026. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a proposed maximum aggregate offering price of $28,749,996.00 is hereby registered, which includes shares issuable upon the exercise of the underwriters' option to purchase additional shares.